BORROWINGS (Long-term) (Details)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Long-term bank borrowings	¥ 612,585,827		¥ 731,507,442
Less: Current portion	(145,068,204)		(242,987,883)
Total long-term borrowings	¥ 467,517,623	$ 68,962,522	¥ 488,519,559